PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2011
PROPERTY, PLANT AND EQUIPMENT, NET

8. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	As of September 30,
	2010	2011
	US$	US$

Buildings	4,840	5,077
Electronic and office equipment	5,065	6,020
Leasehold improvement and building improvement	1,034	917
Motor vehicles	573	1,293

Total	11,512	13,307
Less: Accumulated depreciation	(3,430)	(4,721)

	8,082	8,586

Depreciation expenses from continuing operations were US$930, US$1,142 and US$1,309, and from discontinued operations were nil, US$15 and US$140, for the years ended September 30, 2009, 2010 and 2011, respectively.